Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Income Statement [Abstract]
Revenue	$ 20,201	$ 24,860	$ 68,967	$ 81,768
Cost of Sales	11,145	13,007	35,410	43,565
Gross Profit	9,056	11,853	33,557	38,203
Operating Expenses:
Depreciation and Amortization	1,160	4,129	3,683	11,694
General and Administrative	13,205	13,886	45,705	46,543
Total Operating Expenses	14,365	18,015	49,388	58,237
Net Operating Loss	(5,309)	(6,162)	(15,831)	(20,034)
Other Income (Expense)
Interest Income	0	4	2	20
Interest Expense	0	0	0	0
Total Other Income (Expense)	0	4	2	20
Net Loss	$ (5,309)	$ (6,158)	$ (15,829)	$ (20,014)
Basic and Diluted Earnings (Loss) per share	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Basic and Diluted	5,471,900	5,471,900	5,471,900	5,471,900